2. Loans: Principal balances on non-accrual loans (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Nonaccrual	$ 31,015,582	$ 26,054,842
Cosumer Loans
Financing Receivable, Nonaccrual	28,218,125	23,800,601
Real Estate Loans
Financing Receivable, Nonaccrual	1,189,848	1,156,255
Sales Finance Contracts
Financing Receivable, Nonaccrual	$ 1,607,609	$ 1,097,986